Summary of Significant Accounting Policies (Details) - Schedule of disaggregated revenue - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Disaggregation of Revenue [Line Items]
Cloud software and service revenue	$ 23,871	$ 12,153
Product revenue	283	263
Total operating revenues	$ 24,154	$ 12,416